Leases - Balance Sheet (Details) $ in Millions	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 03, 2019 rig
Leases [Abstract]
Total undiscounted cash flows	$ 17	$ 45
Less short term leases	0	(1)
Less discount	(2)	(8)
Operating lease liability	15	36
Current	6	12
Non-current	$ 9	$ 24
Number of leased rigs | rig			3